Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Parenthetical) (Detail) - Long-term borrowings [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Categories Of Noncurrent Financial Liabilities [Line Items]
Long term arrangements	₨ 10,341	₨ 2,916
Waiver received for loan	6,446	2,916
Waiver further applied	₨ 3,664	₨ 0